Main items related to operating activities (Tables)	12 Months Ended
Dec. 31, 2022
Main items related to operating activities
Schedule of operating expenses

For the year ended December 31,
(M$)	2022	2021	2020
Purchases, net of inventory variation (a) (b)	(169,448)	(118,622)	(77,486)
Exploration costs	(1,299)	(740)	(731)
Other operating expenses (c)	(29,789)	(26,894)	(25,538)
of which non-current operating liabilities (allowances) reversals	1,086	1,299	778
of which current operating liabilities (allowances) reversals	(188)	(30)	(77)
OPERATING EXPENSES	(200,536)	(146,256)	(103,755)
(a)	Includes taxes paid on oil and gas production in the Exploration & Production segment, amongst others, royalties.
(b)	TotalEnergies values under / over lifting at market value.
(c)

Principally composed of production and administrative costs (see in particular the payroll costs as detailed in Note 10 to the Consolidated Financial Statements “Payroll, staff and employee benefits obligations").

Schedule of amortization, depreciation and impairment of tangible assets and mineral interests

For the year ended December 31,
(M$)	2022	2021	2020
Depreciation and impairment of tangible assets	(11,128)	(12,683)	(21,188)
Amortization and impairment of mineral assets	(1,093)	(873)	(1,076)
TOTAL	(12,221)	(13,556)	(22,264)

Schedule of inventories and changes in the valuation allowance on inventories

As of December 31, 2022		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	4,758	(47)	4,711
Refined products	6,386	(162)	6,224
Chemicals products	1,635	(93)	1,542
Trading inventories	6,672	–	6,672
Other inventories	4,797	(1,010)	3,787
TOTAL	24,248	(1,312)	22,936

As of December 31, 2021		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	3,221	(7)	3,214
Refined products	5,411	(50)	5,361
Chemicals products	1,519	(98)	1,421
Trading inventories	6,501	–	6,501
Other inventories	4,538	(1,083)	3,455
TOTAL	21,190	(1,238)	19,952

As of December 31, 2020		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	1,818	(1)	1,817
Refined products	3,913	(68)	3,845
Chemicals products	1,330	(102)	1,228
Trading inventories	5,130	–	5,130
Other inventories	3,824	(1,114)	2,710
TOTAL	16,015	(1,285)	14,730

Changes in the valuation allowance on inventories are as follows:

			Currency
	Valuation		translation	Valuation
For the year ended December 31,	allowance as of		adjustment and	allowance as of
(M$)	January 1,	Increase (net)	other variations	December 31,
2022	(1,238)	(121)	47	(1,312)
2021	(1,285)	(36)	83	(1,238)
2020	(1,174)	(85)	(26)	(1,285)

Schedule of accounts receivable and other current assets and changes in the valuation allowances

As of December 31, 2022		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	25,204	(826)	24,378
Recoverable taxes	6,295	(32)	6,263
Other operating receivables	28,582	(293)	28,289
Prepaid expenses	1,455	–	1,455
Other current assets	63	–	63
Other current assets	36,395	(325)	36,070

As of December 31, 2021		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	22,776	(793)	21,983
Recoverable taxes	3,713	(54)	3,659
Other operating receivables	29,767	(214)	29,553
Prepaid expenses	1,879	–	1,879
Other current assets	53	–	53
Other current assets	35,412	(268)	35,144

As of December 31, 2020		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	14,899	(831)	14,068
Recoverable taxes	3,598	(67)	3,531
Other operating receivables	8,251	(208)	8,043
Prepaid expenses	1,801	–	1,801
Other current assets	53	–	53
Other current assets	13,703	(275)	13,428

Changes in the valuation allowance on “Accounts receivable” and “Other current assets” are as follows:

			Currency
	Valuation		translation	Valuation
	allowance as of		adjustments and	allowance as of
For the year ended December 31, (M$)	January 1,	Increase (net)	other variations	December 31,
Accounts receivable
2022	(793)	(98)	65	(826)
2021	(831)	(24)	62	(793)
2020	(674)	(107)	(50)	(831)
Other current assets
2022	(268)	(83)	26	(325)
2021	(275)	(10)	17	(268)
2020	(335)	37	23	(275)

Schedule of other creditors and accrued liabilities

As of December 31, (M$)	2022	2021	2020
Accruals and deferred income	737	3,744	842
Payable to States (including taxes and duties)	14,780	10,281	5,734
Payroll	1,572	1,481	1,587
Other operating liabilities	35,186	27,294	14,302
TOTAL	52,275	42,800	22,465

Schedule of additional information on cash paid or received in the cash flow from operating activities

For the year ended December 31, (M$)	2022	2021	2020
Interests paid	(2,292)	(1,886)	(2,145)
Interests received	655	284	197
Income tax paid(a)	(14,486)	(4,508)	(2,858)
Dividends received	3,955	2,346	1,444
(a)	These amounts include taxes paid in kind under production-sharing contracts in exploration and production activities.

Detail of changes in working capital

For the year ended December 31, (M$)	2022	2021	2020
Inventories	(3,805)	(5,903)	2,274
Accounts receivable	(3,272)	(6,788)	4,818
Other current assets	(3,523)	(21,026)	3,374
Accounts payable	5,313	12,073	(5,355)
Other creditors and accrued liabilities	6,478	21,028	(3,242)
NET AMOUNT, DECREASE (INCREASE)	1,191	(616)	1,869

Detail of changes in provisions and deferred taxes

As of December 31, (M$)	2022	2021	2020
Accruals	2,177	(467)	350
Deferred taxes	2,417	1,429	(2,132)
TOTAL	4,594	962	(1,782)